Note 14 - Employee Benefits (Details Textual) - USD ($)		12 Months Ended
	May 10, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value			$ 166,759
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period (in shares)		12,150	2,350
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Average Total Shareholder Annual Return, Percentage		10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Capped Total Shareholder Annual Return, Percentage		125.00%
Deferred Compensation Share-based Arrangements, Liability, Current and Noncurrent		$ 979,000	$ 581,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Average Total Shareholder Annual Return, Percentage		0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Average Total Shareholder Annual Return, Percentage		10.00%
Share-based Payment Arrangement, Option [Member]
Payments For Stock Options Exercised		$ 21,000	$ 18,000
Restricted Stock [Member]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture, Total (in shares)		29,193	23,648
Share-based Payment Arrangement, Expense		$ 478,000	$ 271,000
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount		$ 557,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)		1 year 8 months 8 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 447,000	208,000
Retirement Plan [Member]
Defined Contribution Plan Employer Voluntary Matching Bank Contribution		50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		6.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period (Year)		6 years
Defined Benefit Plan, Plan Assets, Contributions by Employer		$ 347,000	350,000
Retirement Plan [Member] | Middlefield Banking Company [Member]
Defined Contribution Plan Annual Vesting Percentage		20.00%
Retirement Plan [Member] | Liberty Bank, N.A. [Member]
Deferred Compensation Arrangement with Individual, Requisite Service Period (Year)		3 years
Executive Deferred Compensation Plan [Member] | Middlefield Banking Company [Member]
Deferred Compensation Arrangement with Individual, Recorded Liability		$ 1,900,000	1,700,000
Defined Contribution Plan, Employer Discretionary Contribution Amount		$ 264,000	$ 240,000
Stock Option and Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)				320,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term (Year)				10 years
Shares, Outstanding, Ending Balance (in shares)		0
The 2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)	448,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term (Year)	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant (in shares)		386,188